TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Schedule of trade receivables, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade receivables [Line Items]
Financial assets	$ 5,007,447	$ 4,607,991
Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	1,180,689	1,767,425
Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,089,055	1,681,545
Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	91,634	85,880
Gross carrying amount | Guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	527,700	838,798
Gross carrying amount | Guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	498,962	795,466
Gross carrying amount | Guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	28,738	43,332
Gross carrying amount | Not guaranteed
Disclosure of trade receivables [Line Items]
Financial assets	662,859	938,099
Gross carrying amount | Not guaranteed | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	590,093	886,079
Gross carrying amount | Not guaranteed | Past due
Disclosure of trade receivables [Line Items]
Financial assets	72,766	52,020
Gross carrying amount | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	1,190,559	1,776,897
Gross carrying amount | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	1,089,055	1,681,545
Gross carrying amount | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	101,504	95,352
Accumulated impairment | Trade receivables
Disclosure of trade receivables [Line Items]
Financial assets	(9,870)	(9,472)
Accumulated impairment | Trade receivables | Fully performing
Disclosure of trade receivables [Line Items]
Financial assets	0	0
Accumulated impairment | Trade receivables | Past due
Disclosure of trade receivables [Line Items]
Financial assets	$ (9,870)	$ (9,472)